CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 446,103	$ 398,151	$ 243,626
Cost of revenues
Cost of revenues	239,393	221,997	146,029
Gross profit	206,710	176,154	97,597
Operating expenses:
Fulfillment	29,588	27,967	24,900
Selling and marketing	154,176	112,146	51,111
General and administrative	39,733	33,160	37,811
Other operating income	(675)	(974)	(173)
Total operating expenses	222,822	172,299	113,649
(Loss) / Income from operations	(16,112)	3,855	(16,052)
Interest income	59	103	297
Interest expense	(13)	(92)	(66)
Change in fair value of convertible promissory notes			14,591
Other income, net	39,322	12,898	283
Total other income	39,368	12,909	15,105
(Loss) / Income before income taxes and share of income and gain from equity method investment	23,256	16,764	(947)
Income tax expense	(9,802)	(3,418)	(113)
Share of income and gain from equity method investment			2,118
Net income	13,454	13,346	1,058
Less: Net income attributable to non-controlling interests	325	29	59
Net income attributable to LightInTheBox Holding Co., Ltd.	$ 13,129	$ 13,317	$ 999
Net income per ordinary share - basic	$ 0.06	$ 0.06	$ 0.01
Net (loss) / income per ordinary share - diluted	$ 0.06	$ 0.06	$ (0.06)
Product sales
Revenues
Revenues	$ 435,170	$ 382,075	$ 236,705
Cost of revenues
Cost of revenues	235,237	211,430	144,061
Gross profit	199,933	170,645	92,644
Services and others
Revenues
Revenues	10,933	16,076	6,921
Cost of revenues
Cost of revenues	4,156	10,567	1,968
Gross profit	$ 6,777	$ 5,509	$ 4,953